ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 4,701	$ 3,604
Current	3,847	2,856
Long-term	854	748
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Customer accounts receivable	4,150	3,170
Other accounts receivable	791	656
Allowance for doubtful accounts
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 240	$ 222